GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2024
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 22 - GENERAL AND ADMINISTRATIVE EXPENSES:

	Year Ended December 31,
	2024	2023	2022

	U.S. dollars in thousands
Payroll and related expenses	4,515	7,035	10,521
Share-based payments	550	1,560	3,971
Professional services and supply chain	3,118	5,391	10,787
Medical affairs	131	818	1,214
Office-related expenses	749	958	1,434
Other	504	457	659
	9,567	16,219	28,586